SCHEDULE OF NOTES RECEIVABLE (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Total Notes Receivable	$ 216,885		$ 94,600
Total		601,520	209,199
Allowance for obsolescence		(601,520)	(114,599)
1044Pro LLC [Member]
Total Notes Receivable		436,520	189,199
Moji Life LLC [Member]
Total Notes Receivable		150,000
Other [Member]
Total Notes Receivable		$ 15,000	$ 20,000